LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Impairment loss of long-term prepayments and other non-current assets	$ 0	$ 0	$ 8,600